ACQUISITION (Details Narrative) (USD $)	0 Months Ended	12 Months Ended		0 Months Ended
	Nov. 14, 2012	Dec. 31, 2013	Dec. 31, 2012	Apr. 22, 2013 CyberFone Systems
Percentage of voting interests acquired				10000.00%
Number of patents acquired				27
Cash payment to acquire business	$ 500,000	$ (1,000,000)		$ 500,000
Promissory note TechDev				500,000
Stock issued pre-split				6,000,000
Stock issued post-split				461,538
Price per share, pre-split				$ 0.38
Price per share, post-split				$ 4.94
Total acquisition cost				2,280,000
TechDev promissory note payment			$ (930,000)	$ 500,000